Brown Advisory Emerging Markets Select Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 93.9%		Shares	Value
Brazil - 3.9%
Ambev SA		3,139,400	$7,119,650
B3 SA - Brasil Bolsa Balcao		1,829,800	4,589,756
Banco do Brasil SA		741,500	3,065,057
Natura Cosmeticos SA (a)		2,301,800	4,048,072
Neoenergia SA		1,031,300	5,561,240
Vale SA		465,900	5,040,448
			29,424,223

China - 34.7%
AIA Group Ltd.		1,120,009	10,734,128
Alibaba Group Holding Ltd.		1,832,069	40,972,604
ANTA Sports Products Ltd.		418,014	5,007,133
Baidu, Inc. - Class A (a)		451,400	7,463,650
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A		1,665,100	2,886,888
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A		802,500	1,391,344
BYD Co. Ltd. - Class A		293,267	4,522,898
China Construction Bank Corp. - Class H		8,396,223	8,053,374
China Merchants Bank Co. Ltd. - Class H		900,500	5,389,471
China Overseas Land & Investment Ltd.		4,633,246	8,532,966
China Pacific Insurance Group Co. Ltd. - Class H		1,181,500	4,694,128
Contemporary Amperex Technology Co. Ltd. - Class A		125,008	7,089,633
Fuyao Glass Industry Group Co. Ltd. - Class A		597,650	6,169,826
Fuyao Glass Industry Group Co. Ltd. - Class A		41,800	431,521
Galaxy Entertainment Group Ltd.		1,434,000	7,884,647
Haier Smart Home Co. Ltd. - Class H		2,125,400	6,895,225
Hangzhou Tigermed Consulting Co. Ltd. - Class A		357,865	2,929,577
Kanzhun Ltd. (a)		344,225	4,018,638
KE Holdings, Inc. - Class A		996,626	6,496,343
Meituan - Class B (a)		321,670	4,297,115
Midea Group Co. Ltd. - Class A		430,256	4,399,853
NAURA Technology Group Co. Ltd. - Class A		112,285	7,154,290
People's Insurance Co. Group of China Ltd. - Class H		4,561,752	3,990,815
Ping An Insurance Group Co. of China Ltd. - Class A		133,500	1,036,151
Ping An Insurance Group Co. of China Ltd. - Class H		438,000	2,979,753
Tencent Holdings Ltd.		539,989	46,012,248
Trip.com Group Ltd.		100,523	7,623,419
Weichai Power Co. Ltd. - Class H		3,238,000	5,792,674
WH Group Ltd.		6,587,500	7,133,940
Yue Yuen Industrial Holdings Ltd.		1,101,500	1,873,386
Yum China Holdings, Inc.		100,545	4,399,842
Zhejiang Longsheng Group Co. Ltd. - Class A		1,813,900	2,543,732
Zhongsheng Group Holdings Ltd.		1,846,000	3,449,691
Zijin Gold International Co. Ltd. (a)		5,928	91,869
Zijin Mining Group Co. Ltd. - Class H		1,817,589	7,599,379
ZTO Express Cayman, Inc. - ADR		243,134	4,668,173
ZTO Express Cayman, Inc.		113,000	2,137,727
			258,748,051

Hungary - 1.3%
OTP Bank Nyrt		66,487	5,751,349
Richter Gedeon Nyrt		134,564	4,094,032
			9,845,381

India - 14.5%
Amber Enterprises India Ltd. (a)		42,133	3,843,816
Apollo Hospitals Enterprise Ltd.		42,410	3,541,478
Ashok Leyland Ltd.		1,912,162	3,075,490
Bajaj Auto Ltd.		34,259	3,349,164
Bajaj Finance Ltd.		482,212	5,425,601
Bajaj Finserv Ltd.		262,884	5,939,461
Bharti Airtel Ltd.		361,509	7,645,731
DLF Ltd.		545,569	4,383,971
Godrej Consumer Products Ltd.		220,152	2,892,753
HDFC Bank Ltd.		1,500,980	16,085,562
ICICI Bank Ltd.		653,826	9,908,895
Indraprastha Gas Ltd.		1,592,908	3,743,200
JSW Energy Ltd.		390,527	2,333,598
Larsen & Toubro Ltd.		100,566	4,145,686
Lodha Developers Ltd.		450,988	5,769,024
Mahindra & Mahindra Ltd.		167,843	6,477,839
Oberoi Realty Ltd.		238,065	4,242,034
SBI Life Insurance Co. Ltd.		311,737	6,290,241
UPL Ltd.		708,591	5,231,270
Varun Beverages Ltd.		758,722	3,790,190
			108,115,004

Indonesia - 1.3%
Bank Central Asia Tbk PT		9,983,384	4,571,995
Bank Rakyat Indonesia Persero Tbk PT		22,136,300	5,188,361
			9,760,356

Kazakhstan - 0.5%
Kaspi.KZ JSC - ADR		46,349	3,785,786

Russia - 0.0%(b)
Sberbank of Russia PJSC - ADR (a)(c)(d)		184,769	1,848

Saudi Arabia - 0.6%
Saudi Arabian Oil Co.		644,091	4,229,125

Singapore - 3.8%
DBS Group Holdings Ltd.		282,613	11,207,828
Grab Holdings Ltd. - Class A (a)		1,049,826	6,319,952
Oversea-Chinese Banking Corp. Ltd.		411,893	5,251,477
Wilmar International Ltd.		2,439,208	5,394,308
			28,173,565

South Korea - 12.0%
DB Insurance Co. Ltd.		26,724	2,641,078
Doosan Bobcat, Inc.		13,433	531,441
Hankook Tire & Technology Co. Ltd.		179,747	4,913,089
Hyundai Mobis Co. Ltd.		30,601	6,510,512
Hyundai Motor Co.		46,876	7,186,255
KB Financial Group, Inc.		125,601	10,366,591
Samsung Electronics Co. Ltd.		688,844	41,296,423
Shinhan Financial Group Co. Ltd.		77,870	3,926,046
SK Hynix, Inc.		47,429	11,757,554
			89,128,989

Taiwan - 15.7%
Airtac International Group		115,118	2,859,298
Compal Electronics, Inc.		2,995,140	3,199,770
Delta Electronics, Inc.		166,152	4,680,519
Hon Hai Precision Industry Co. Ltd.		838,000	5,983,440
MediaTek, Inc.		138,190	5,993,266
Quanta Computer, Inc.		549,881	5,267,393
Realtek Semiconductor Corp.		204,174	3,696,271
Taiwan Semiconductor Manufacturing Co. Ltd.		1,967,942	85,483,125
			117,163,082

Thailand - 2.4%
Bangkok Bank PCL - NVDR		530,300	2,440,124
Bangkok Bank PCL		511,600	2,334,587
Indorama Ventures PCL - NVDR		4,102,000	2,840,443
SCB X PCL		1,429,700	5,625,266
True Corp. PCL - NVDR (a)		13,576,839	4,359,234
			17,599,654

Turkey - 0.4%
Akbank TAS		1,825,167	2,758,152

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		380,161	1,510,692

United States - 1.7%
Cognizant Technology Solutions Corp. - Class A		93,145	6,247,235
Credicorp Ltd.		24,921	6,635,964
			12,883,199

Vietnam - 0.9%
Vietnam Dairy Products JSC		2,947,290	6,693,431
TOTAL COMMON STOCKS (Cost $498,433,462)			699,820,538

PREFERRED STOCKS - 2.1%		Shares	Value
Brazil - 2.1%
Cia Energetica de Minas Gerais		3,201,443	6,670,864
Itau Unibanco Holding SA		718,630	5,269,976
Petroleo Brasileiro SA		686,500	4,043,736
TOTAL PREFERRED STOCKS (Cost $11,328,323)			15,984,576

EXCHANGE TRADED FUNDS - 1.5%		Shares	Value
iShares MSCI All Country Asia ex Japan Exchange Traded Fund		122,687	11,191,508
TOTAL EXCHANGE TRADED FUNDS (Cost $10,555,109)			11,191,508

SHORT-TERM INVESTMENTS - 2.4%		Shares	Value
Money Market Funds - 2.4% First American Government Obligations Fund - Class Z, 4.01% (e)		17,716,222	17,716,222
TOTAL SHORT-TERM INVESTMENTS (Cost $17,716,222)			17,716,222

TOTAL INVESTMENTS - 99.9% (Cost $538,033,116)			744,712,844
Other Assets in Excess of Liabilities - 0.1%			812,731
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$745,525,575
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
JSC - Public Joint Stock Company
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $1,848 or 0.0% of net assets as of September 30, 2025.

(d)
Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Emerging Markets Select Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$66,817,106	$633,001,584	$1,848	$699,820,538
Preferred Stocks	15,984,576	–	–	15,984,576
Exchange Traded Funds	11,191,508	–	–	11,191,508
Money Market Funds	17,716,222	–	–	17,716,222
Total Investments	$111,709,412	$633,001,584	$1,848	$744,712,844

Refer to the Schedule of Investments for further disaggregation of investment categories.